Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000085634 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000085634 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[1],[2]
C000085634 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[1]
C000085634 [Member] | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[1]
C000085634 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[1]
C000085634 [Member] | Oil And Gas Production And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[1]
C000085634 [Member] | Diversified Holding Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
C000085634 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[1]
C000085634 [Member] | Capital Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[1]
C000085634 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[1]
C000085634 [Member] | Transportation And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[1]
C000085634 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[1]
C000085634 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[1]
C000085634 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[1]
C000085634 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[1]
C000085634 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[1]
C000085634 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[1]
C000085634 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
C000085634 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000085634 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
C000085634 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000085634 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[1]
C000085634 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000003885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000003885 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[3],[4]
C000003885 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[3]
C000003885 [Member] | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[3]
C000003885 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[3]
C000003885 [Member] | Oil And Gas Production And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[3]
C000003885 [Member] | Diversified Holding Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[3]
C000003885 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[3]
C000003885 [Member] | Capital Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[3]
C000003885 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[3]
C000003885 [Member] | Transportation And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[3]
C000003885 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[3]
C000003885 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[3]
C000003885 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[3]
C000003885 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[3]
C000003885 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[3]
C000003885 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[3]
C000003885 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[3]
C000003885 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000003885 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[3]
C000003885 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000003885 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[3]
C000003885 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000199334 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000199334 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[5],[6]
C000199334 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[5]
C000199334 [Member] | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[5]
C000199334 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[5]
C000199334 [Member] | Oil And Gas Production And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[5]
C000199334 [Member] | Diversified Holding Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[5]
C000199334 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[5]
C000199334 [Member] | Capital Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[5]
C000199334 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[5]
C000199334 [Member] | Transportation And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[5]
C000199334 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[5]
C000199334 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[5]
C000199334 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[5]
C000199334 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[5]
C000199334 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[5]
C000199334 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[5]
C000199334 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[5]
C000199334 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5]
C000199334 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[5]
C000199334 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[5]
C000199334 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[5]
C000199334 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[5]
C000085635 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000085635 [Member] | Oil And Gas Production And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[7]
C000085635 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%	[7]
C000085635 [Member] | Bank And Thrifts [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%	[7]
C000085635 [Member] | Insurance And Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[7]
C000085635 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[7]
C000085635 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[7]
C000085635 [Member] | Metals Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[7]
C000085635 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[7]
C000085635 [Member] | Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[7]
C000085635 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[7]
C000085635 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	99.60%	[7]
C000085635 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[7]
C000085635 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[7]
C000003886 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[8]
C000003886 [Member] | Oil And Gas Production And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[8]
C000003886 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%	[8]
C000003886 [Member] | Bank And Thrifts [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%	[8]
C000003886 [Member] | Insurance And Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[8]
C000003886 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[8]
C000003886 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[8]
C000003886 [Member] | Metals Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[8]
C000003886 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[8]
C000003886 [Member] | Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[8]
C000003886 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[8]
C000003886 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	99.60%	[8]
C000003886 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[8]
C000003886 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[8]
C000199335 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[9]
C000199335 [Member] | Oil And Gas Production And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[9]
C000199335 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%	[9]
C000199335 [Member] | Bank And Thrifts [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%	[9]
C000199335 [Member] | Insurance And Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[9]
C000199335 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[9]
C000199335 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[9]
C000199335 [Member] | Metals Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[9]
C000199335 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[9]
C000199335 [Member] | Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[9]
C000199335 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[9]
C000199335 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	99.60%	[9]
C000199335 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[9]
C000199335 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[9]
C000085636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[10]
C000085636 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[10]
C000085636 [Member] | Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[10]
C000085636 [Member] | Non U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[10]
C000085636 [Member] | Mortgage Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[10]
C000085636 [Member] | U S Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[10]
C000085636 [Member] | Consulting Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[10]
C000085636 [Member] | Non U S Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[10]
C000085636 [Member] | U S Homebuilder [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[10]
C000085636 [Member] | U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[10]
C000085636 [Member] | Non U S Homebuilder [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[10]
C000085636 [Member] | Non U S Real Estate Consulting Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[10]
C000085636 [Member] | Forest Products And Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[10]
C000085636 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.20%	[10]
C000085636 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[10]
C000085636 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[10]
C000085636 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[10]
C000085636 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[10]
C000085636 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[10]
C000085636 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000085636 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[10]
C000085636 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[10]
C000085636 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[10]
C000085636 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[10],[11]
C000003887 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[12]
C000003887 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[12]
C000003887 [Member] | Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[12]
C000003887 [Member] | Non U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[12]
C000003887 [Member] | Mortgage Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[12]
C000003887 [Member] | U S Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[12]
C000003887 [Member] | Consulting Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[12]
C000003887 [Member] | Non U S Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[12]
C000003887 [Member] | U S Homebuilder [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[12]
C000003887 [Member] | U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[12]
C000003887 [Member] | Non U S Homebuilder [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[12]
C000003887 [Member] | Non U S Real Estate Consulting Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[12]
C000003887 [Member] | Forest Products And Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[12]
C000003887 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.20%	[12]
C000003887 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[12]
C000003887 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[12]
C000003887 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[12]
C000003887 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[12]
C000003887 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[12]
C000003887 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[12]
C000003887 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[12]
C000003887 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[12]
C000003887 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[12]
C000003887 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[12],[13]
C000199336 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[14]
C000199336 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[14]
C000199336 [Member] | Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[14]
C000199336 [Member] | Non U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[14]
C000199336 [Member] | Mortgage Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[14]
C000199336 [Member] | U S Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[14]
C000199336 [Member] | Consulting Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[14]
C000199336 [Member] | Non U S Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[14]
C000199336 [Member] | U S Homebuilder [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[14]
C000199336 [Member] | U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[14]
C000199336 [Member] | Non U S Homebuilder [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[14]
C000199336 [Member] | Non U S Real Estate Consulting Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[14]
C000199336 [Member] | Forest Products And Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[14]
C000199336 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.20%	[14]
C000199336 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[14]
C000199336 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[14]
C000199336 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[14]
C000199336 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[14]
C000199336 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[14]
C000199336 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[14]
C000199336 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[14]
C000199336 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[14]
C000199336 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[14]
C000199336 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[14],[15]
C000226242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[16]
C000226242 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%	[16],[17]
C000226242 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[16]
C000226242 [Member] | Non U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%	[16]
C000226242 [Member] | Non U S Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%	[16]
C000226242 [Member] | Non U S Homebuilder [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[16]
C000226242 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[16]
C000226242 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[16]
C000226242 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[16]
C000226242 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[16]
C000226242 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[16]
C000226242 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[16]
C000226242 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[16]
C000226242 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[16]
C000226242 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[16]
C000226242 [Member] | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[16]
C000226242 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[16]
C000226242 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[16]
C000226242 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[16]
C000226241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[18]
C000226241 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%	[18],[19]
C000226241 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[18]
C000226241 [Member] | Non U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%	[18]
C000226241 [Member] | Non U S Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%	[18]
C000226241 [Member] | Non U S Homebuilder [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[18]
C000226241 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[18]
C000226241 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[18]
C000226241 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[18]
C000226241 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[18]
C000226241 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[18]
C000226241 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[18]
C000226241 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[18]
C000226241 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[18]
C000226241 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[18]
C000226241 [Member] | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[18]
C000226241 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[18]
C000226241 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[18]
C000226241 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[18]

[1]	(% of Net Assets)
[2]	Includes Bermuda, Brazil, Luxembourg, Mexico and South Korea.
[3]	(% of Net Assets)
[4]	Includes Bermuda, Brazil, Luxembourg, Mexico and South Korea.
[5]	(% of Net Assets)
[6]	Includes Bermuda, Brazil, Luxembourg, Mexico and South Korea.
[7]	(% of Net Assets)
[8]	(% of Net Assets)
[9]	(% of Net Assets)
[10]	(% of Net Assets)
[11]	Amount less than (0.01)%.
[12]	(% of Net Assets)
[13]	Amount less than (0.01)%.
[14]	(% of Net Assets)
[15]	Amount less than (0.01)%.
[16]	(% of Net Assets)
[17]	Includes Belgium, Brazil, Cayman Islands, France, Mexico, Singapore, Spain and the United States.
[18]	(% of Net Assets)
[19]	Includes Belgium, Brazil, Cayman Islands, France, Mexico, Singapore, Spain and the United States.